Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

	June 30, 2026	December 31, 2025
(in $ millions)	$	$
Short-term deposits	583	721
Cash at banks and on hand	2,276	2,712
Cash and cash equivalents in the statement of financial position	2,859	3,433